Estimates, Significant Accounting Policies and Balance Sheet Detials (Inventory) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Natural gas and NGLs	$ 392	$ 577
Crude oil	364	488
Inventory, refined products	392	543
Appliances, parts and fittings, and other	312	199
Total inventories	$ 1,460	$ 1,807